Earnings per share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings per share
12.	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net income per share for common stock and preferred stock:

	Three months ended March 31,
	2021	2020
Numerator:
Numerator for basic and diluted net loss per share—net loss	$(38,101)	$(15,941)
Denominator:
Denominator for basic net loss per share-weighted-average common shares	11,636	7,883
Effect of dilutive securities	—	—

Denominator for diluted net loss—adjusted weighted-average common shares	11,636	7,883

Basic and diluted net loss per share	$(3.27)	$(2.02)

Potential common shares of 90,242 and 94,047 of preferred stock, common stock options, and common stock warrants were excluded from diluted EPS for the three months ended March 31, 2021 and 2020, respectively, as the Company had net losses and their inclusion would be anti-dilutive (see Note 11, Convertible Preferred Stock and Equity and Note 13, Stock-Based Compensation).

12.	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net income per share for common stock and preferred stock:

	Common Stock 2020	Common Stock 2019
Numerator:
Numerator for basic and diluted net loss per share—net loss	$(65,994)	$(50,226)
Denominator:
Denominator for basic net loss per share-weighted-average common shares	8,069	7,318
Effect of dilutive securities	—	—

Denominator for diluted net loss—adjusted weighted-average common shares	8,069	7,318

Basic net loss per share	$ (8.18)	$(6.86)

Diluted net loss per share	$ (8.18)	$(6.86)

Potential common shares of 95,602 and 90,028 of preferred stock, common stock options, and common stock warrants were excluded from diluted EPS for the years ended December 31, 2020 and 2019, respectively, as the Company had net losses and their inclusion would be anti-dilutive (see Note 11, Convertible Preferred Stock and Equity and Note 13, Stock-Based Compensation).